Offerings - Offering: 1	Oct. 23, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,013,041
Proposed Maximum Offering Price per Unit | $ / shares	0.1525
Maximum Aggregate Offering Price	$ 154,488.75
Fee Rate	0.0087%
Amount of Registration Fee	$ 13.44
Offering Note

(1)	Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions.

Amount registered consists of up to 1,013,041 shares of common stock that may be issued to the Selling Stockholder pursuant to the Purchase Agreement between Endovia Health Sciences, Inc. (formerly Splash Beverage Group, Inc.) and the Selling Stockholder, and the Registration Statement.

Estimated in accordance with Rule 457(c), solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on the NYSE American on October 21, 2026.